Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Cost of Sales by Nature of Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Depreciation of Right-of-use Assets (contracts under IFRS 16)	$ (9,206)	$ (8,706)
Expenses related to variable lease payments (contracts under IFRS 16)	(3,631)	(1,313)	$ (1,117)
Total	(4,973,953)	(1,772,208)	(1,334,321)
Cost of sales
Statement [Line Items]
Employee benefit expenses	(561,709)	(345,356)	(287,877)
Raw material and supplies	(308,744)	(211,771)	(178,956)
Depreciation expense	(218,714)	(195,678)	(182,314)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(6,549)	(5,963)	(5,814)
Amortization expense	(16,413)	(9,737)	(12,938)
Investment plan expenses	(18,293)	(15,059)	(14,286)
Provision for materials, spare parts and supplies	(7,099)	(505)	640
Contractors	(194,296)	(157,571)	(142,017)
Operating leases	(71,420)	(67,106)	(57,461)
Mining concessions	(14,585)	(7,325)	(6,645)
Operational transportation	(91,130)	(76,004)	(68,730)
Freight / product transportation costs	(94,727)	(77,353)	(52,156)
Purchase of products from third parties	(473,742)	(329,464)	(260,089)
Insurance	(43,323)	(21,869)	(17,657)
CORFO right	(3,272,897)	(247,604)	(74,418)
Export costs	(153,162)	(99,212)	(88,176)
Expenses related to variable lease payments (contracts under IFRS 16)	(3,631)	(1,313)	(1,117)
Variation in gross inventory	631,156	85,709	102,446
Variation in inventory provision	(27,324)	5,038	7,244
Others	$ (27,351)	$ 5,935	$ 6,000